N-2	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001375877
Amendment Flag	true
Amendment Description	Amendment No. 1
Securities Act File Number	001-33107
Document Type	20-F/A
Document Registration Statement	false
Entity Registrant Name	CANADIAN SOLAR INC.
Entity Address, Address Line One	545 Speedvale Avenue West
Entity Address, City or Town	Guelph, Ontario
Entity Address, Postal Zip Code	N1K 1E6
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	545 Speedvale Avenue West
Entity Address, City or Town	Guelph, Ontario
Entity Address, Postal Zip Code	N1K 1E6
City Area Code	1-519
Local Phone Number	837-1881
Contact Personnel Name	Huifeng Chang